Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hawaiian Tax-Free Trust
Entity Central Index Key	0000750909
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000024777 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class Y
Trading Symbol	HULYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class Y / HULYX)	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2026, the Hawaiian Tax-Free Trust’s Class Y shares returned 4.13%. This performance lagged the 4.29% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 4.81% during the same period. The market has remained volatile within a trading range of approximately 50 bps. Several key events have triggered the rates outlook for the market.
In the first quarter of 2026, volatility arising from the Iranian conflict shocked the markets. Markets were concerned about a dramatic spike in oil prices following the closure of the Strait of Hormuz and Iran’s targeting of Middle East oil infrastructure. During this period, the Federal Reserve paused further interest-rate cuts but indicated the possibility of one additional cut before year-end, depending on incoming data. Prior to the conflict, the market had priced in nearly three additional Fed Funds rate cuts in 2026. The market outlook reversed as oil prices rose and expectations shifted to a “no cut” stance for the year. In remarks during the quarter, Federal Reserve Chair Jerome Powell refocused attention from oil-price volatility to the potential impact on U.S. economic activity. Despite easing concerns about embedded inflationary pressures, overall interest rates increased during the first quarter of this year.
During the one-year period ended March 31, 2026:
  The Trust’s underperformance relative to its primary benchmark was attributable to the longer maturity bias of securities held by the Trust.
  The Trust’s longer maturity relative to the primary benchmark provided a negative headwind. However, we believe the more attractive yields in the long end of the curve may represent a substantial potential long-term benefit for shareholders.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $10,000
For the years March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	4.13%	0.47%	1.20%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Hawaii Municipal Bond Index	4.81%	0.80%	1.98%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Net Assets	$ 366,070,670
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 878,183
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$366,070,670
Total number of portfolio holdings	94
Total advisory fee paid	$878,183
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
AAA	4.4%
AA+	34.9%
AA	28.6%
AA-	24.9%
A+	4.8%
BBB+	0.7%
Cash	1.7%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
Material Fund Change [Text Block]	Material Trust changes during the period During the fiscal year ended March 31, 2026, there were no material changes to the Trust.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000188793 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class F
Trading Symbol	HULFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class F / HULFX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2026, the Hawaiian Tax-Free Trust’s Class F shares returned 4.13%. This performance lagged the 4.29% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 4.81% during the same period. The market has remained volatile within a trading range of approximately 50 bps. Several key events have triggered the rates outlook for the market.
In the first quarter of 2026, volatility arising from the Iranian conflict shocked the markets. Markets were concerned about a dramatic spike in oil prices following the closure of the Strait of Hormuz and Iran’s targeting of Middle East oil infrastructure. During this period, the Federal Reserve paused further interest-rate cuts but indicated the possibility of one additional cut before year-end, depending on incoming data. Prior to the conflict, the market had priced in nearly three additional Fed Funds rate cuts in 2026. The market outlook reversed as oil prices rose and expectations shifted to a “no cut” stance for the year. In remarks during the quarter, Federal Reserve Chair Jerome Powell refocused attention from oil-price volatility to the potential impact on U.S. economic activity. Despite easing concerns about embedded inflationary pressures, overall interest rates increased during the first quarter of this year.
During the one-year period ended March 31, 2026:
  The Trust’s underperformance relative to its primary benchmark was attributable to the longer maturity bias of securities held by the Trust.
  The Trust’s longer maturity relative to the primary benchmark provided a negative headwind. However, we believe the more attractive yields in the long end of the curve may represent a substantial potential long-term benefit for shareholders.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class F vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $10,000
For the period November 30, 2018* through March 31, 2026
*Class F Shares commenced operations on November 30, 2018.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since inception
Class F	4.13%	0.46%	1.52%*
Bloomberg Municipal Bond Index	4.29%	0.84%	2.40%**
Bloomberg Hawaii Municipal Bond Index	4.81%	0.80%	2.27%**
*	Class F Shares commenced operations on November 30, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Net Assets	$ 366,070,670
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 878,183
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$366,070,670
Total number of portfolio holdings	94
Total advisory fee paid	$878,183
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
AAA	4.4%
AA+	34.9%
AA	28.6%
AA-	24.9%
A+	4.8%
BBB+	0.7%
Cash	1.7%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
Material Fund Change [Text Block]	Material Trust changes during the period During the fiscal year ended March 31, 2026, there were no material changes to the Trust.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000024775 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class C
Trading Symbol	HULCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class C / HULCX)	$174	1.71%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2026, the Hawaiian Tax-Free Trust’s Class C shares returned 3.11% (without contingent deferred sales charge). This performance lagged the 4.29% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 4.81% during the same period. The market has remained volatile within a trading range of approximately 50 bps. Several key events have triggered the rates outlook for the market.
In the first quarter of 2026, volatility arising from the Iranian conflict shocked the markets. Markets were concerned about a dramatic spike in oil prices following the closure of the Strait of Hormuz and Iran’s targeting of Middle East oil infrastructure. During this period, the Federal Reserve paused further interest-rate cuts but indicated the possibility of one additional cut before year-end, depending on incoming data. Prior to the conflict, the market had priced in nearly three additional Fed Funds rate cuts in 2026. The market outlook reversed as oil prices rose and expectations shifted to a “no cut” stance for the year. In remarks during the quarter, Federal Reserve Chair Jerome Powell refocused attention from oil-price volatility to the potential impact on U.S. economic activity. Despite easing concerns about embedded inflationary pressures, overall interest rates increased during the first quarter of this year.
During the one-year period ended March 31, 2026:
  The Trust’s underperformance relative to its primary benchmark was attributable to the longer maturity bias of securities held by the Trust.
  The Trust’s longer maturity relative to the primary benchmark provided a negative headwind. However, we believe the more attractive yields in the long end of the curve may represent a substantial potential long-term benefit for shareholders.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class C vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $10,000
For the years March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class C (with maximum 1.00% contingent deferred sales charge)	2.11%	-0.53%	0.19%
Class C (without contingent deferred sales charge)	3.11%	-0.53%	0.19%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Hawaii Municipal Bond Index	4.81%	0.80%	1.98%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Net Assets	$ 366,070,670
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 878,183
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$366,070,670
Total number of portfolio holdings	94
Total advisory fee paid	$878,183
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
AAA	4.4%
AA+	34.9%
AA	28.6%
AA-	24.9%
A+	4.8%
BBB+	0.7%
Cash	1.7%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
Material Fund Change [Text Block]	Material Trust changes during the period During the fiscal year ended March 31, 2026, there were no material changes to the Trust.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
C000024774 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class A
Trading Symbol	HULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class A / HULAX)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2026, the Hawaiian Tax-Free Trust’s Class A shares returned 3.93% (without sales charge). This performance lagged the 4.29% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 4.81% during the same period. The market has remained volatile within a trading range of approximately 50 bps. Several key events have triggered the rates outlook for the market.
In the first quarter of 2026, volatility arising from the Iranian conflict shocked the markets. Markets were concerned about a dramatic spike in oil prices following the closure of the Strait of Hormuz and Iran’s targeting of Middle East oil infrastructure. During this period, the Federal Reserve paused further interest-rate cuts but indicated the possibility of one additional cut before year-end, depending on incoming data. Prior to the conflict, the market had priced in nearly three additional Fed Funds rate cuts in 2026. The market outlook reversed as oil prices rose and expectations shifted to a “no cut” stance for the year. In remarks during the quarter, Federal Reserve Chair Jerome Powell refocused attention from oil-price volatility to the potential impact on U.S. economic activity. Despite easing concerns about embedded inflationary pressures, overall interest rates increased during the first quarter of this year.
During the one-year period ended March 31, 2026:
  The Trust’s underperformance relative to its primary benchmark was attributable to the longer maturity bias of securities held by the Trust.
  The Trust’s longer maturity relative to the primary benchmark provided a negative headwind. However, we believe the more attractive yields in the long end of the curve may represent a substantial potential long-term benefit for shareholders.

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class A vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $10,000
For the years March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A (with maximum 3.00% sales charge)	0.83%	-0.35%	0.59%
Class A (without sales charge)	3.93%	0.27%	1.00%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Hawaii Municipal Bond Index	4.81%	0.80%	1.98%

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Net Assets	$ 366,070,670
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 878,183
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$366,070,670
Total number of portfolio holdings	94
Total advisory fee paid	$878,183
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
AAA	4.4%
AA+	34.9%
AA	28.6%
AA-	24.9%
A+	4.8%
BBB+	0.7%
Cash	1.7%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
Material Fund Change [Text Block]	Material Trust changes during the period During the fiscal year ended March 31, 2026, there were no material changes to the Trust.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended March 31, 2026, there were no changes in and/or disagreements with Accountants.